16004319

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

JUL 12 2016

Washington, DC 20549

CERT NAS
File No. 001-35141

Electronic Mail Only

July 12, 2016

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 12, 2016, The Nasdaq Stock Market (the "Exchange") received from Rennova Health, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Warrants to purchase Common Stock,
$0.01 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery